Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 52,267,337	$ 1,884,187	$ 56,253,554
Noncurrent portion	42,364,627	1,527,204	49,253,603
Less: current portion of bonds payable	9,902,710	356,983	6,999,951
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	52,692,581	1,899,517	56,307,200
Cost [member] | Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	7,000,000
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	72,098	2,000,000
Cost [member] | Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,700,000	133,381	3,700,000
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	4,300,000	155,011	4,300,000
Cost [member] | Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,500,000	234,319	6,500,000
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	126,172	3,500,000
Cost [member] | Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	10,000,000	360,490	10,000,000
Cost [member] | Repayable at maturity in October 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,204,800	223,677	6,204,800
Cost [member] | Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,102,400	111,839	3,102,400
Cost [member] | Repayable at maturity in August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,000,000	108,147	3,000,000
Cost [member] | Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	5,000,000	180,245	5,000,000
Cost [member] | Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	72,098	2,000,000
Cost [member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,385,381	122,040
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 425,244	$ 15,330	$ 53,646